Income Tax (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax (Details) [Line Items]
Non-refundable tax	$ 2,976,920
carryforward tax losses [Member]
Income Tax (Details) [Line Items]
Potential tax benefit related to tax losses carried forward	$ 147,101,619	$ 145,941,499